Fair Value Measurement (Condensed Consolidated Balance Sheets For Derivative Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 0.3	[1]	$ 1.2		$ 0.5
Net realized and unrealized gains (losses) included in earnings	1.4	[1]	2.1		1.2
Transfers into Level 3		[1],[2]		[2]
Transfers out of Level 3			(0.5)	[2]
Net transfers (out) of Level 3					(0.1)	[2]
Settlements	(0.6)	[1]
Purchases, Issuances and Settlements, net			(2.5)		(0.4)
Ending balance	1.1	[1]	0.3	[1]	1.2
Net unrealized gains (losses) still held included in earnings	1.1	[1],[3]	0.3	[2]	1.3	[3]
Long-Term Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0.3	[1]	0.7		1.7
Net realized and unrealized gains (losses) included in earnings	0.8	[1]	0.8		(1.0)
Transfers into Level 3		[1],[2]		[2]
Transfers out of Level 3	(0.1)	[1],[2]		[2]
Purchases, Issuances and Settlements, net			(1.2)
Ending balance	1.0	[1]	0.3	[1]	0.7
Net unrealized gains (losses) still held included in earnings	0.7	[1],[3]	0.1	[2]	0.4	[3]
Current Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net unrealized gains (losses) still held included in earnings	(0.7)	[1],[3]
Beginning Balance	(0.1)	[1]	(1.6)
Net realized and unrealized gains (losses) included in earnings	(0.8)	[1]	(0.3)		(4.7)
Transfers into level 3 (liability)		[1],[2]		[2]
Transfers out of level 3 (liability)			0.3	[2]
Settlements (liability)	0.2	[1]
Purchases, Issuances and Settlements net (liability)			1.5		3.1
Net unrealized (losses) gains still held included in earnings (liability)			(0.1)	[2]	(2.6)	[3]
Ending Balance	(0.7)	[1]	(0.1)	[1]	(1.6)
Long-Term Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Net unrealized gains (losses) still held included in earnings	0.1	[1],[3]
Beginning Balance	(0.5)	[1]	(0.7)
Net realized and unrealized gains (losses) included in earnings	0.2	[1]	0.2		(0.7)
Transfers into level 3 (liability)		[1],[2]		[2]
Transfers out of level 3 (liability)				[2]
Net unrealized (losses) gains still held included in earnings (liability)			(0.1)	[2]	(0.7)	[3]
Ending Balance	$ (0.3)	[1]	$ (0.5)	[1]	$ (0.7)

[1]	There were no purchases, issuances and sales for the year ended December 31, 2011.
[2]	Amounts transferred in and amounts transferred out are reflected at fair value as of the end of the period.
[3]	Represents the amount of total gains or losses for the period, included in gains or losses from commodity derivative activity, net, attributable to change in unrealized gains or losses relating to assets and liabilities classified as Level 3 that are still held as of December 31, 2011, 2010 and 2009.